EQUITY (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Currency translation adjustment [Abstract]
Other comprehensive income (loss) before reclassifications, currency translation adjustments	$ (1,429)	$ (46)
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	(5)	17
Net other comprehensive income (loss) before tax, currency translation adjustments	(1,434)	(29)
Income tax related to items of other comprehensive income (loss), currency translation adjustments	0	5
Net other comprehensive income (loss) after tax, currency translation adjustment	(1,434)	(24)
Unrealized gain (loss) from available-for-sale securities
Other comprehensive income (loss) before reclassifications, available-for-sale-securities	(12)	18
Gains on marketable securities, included in financial expenses - net	2	(6)
Net other comprehensive income (loss) before tax, available-for-sale-securities	(10)	12
Income tax related to items of other comprehensive income (loss), available-for-sale-securities	(2)	0
Net other comprehensive income (loss) after tax, available-for-sale-securities	(12)	12
Unrealized gain (loss) on derivative financial instruments
Other comprehensive income (loss) before reclassifications, cash flow hedges	240	(111)
Loss on derivative financial instruments, included in net revenues	(3)	7
Net other comprehensive income (loss) before tax, cash flow hedges	237	(104)
Income tax related to items of other comprehensive income (loss), cash flow hedges	0	0
Net other comprehensive income (loss) after tax, cash flow hedges	237	(104)
Defined benefit plan items
Other comprehensive income (loss) before reclassifications, defined benefit plan	(55)	20
Loss on defined benefit plans, included in various statement of income items	(2)	24
Net other comprehensive income (loss) before tax, defined benefit plan	57	(44)
Income tax related to items of other comprehensive income (loss), defined benefit plan	(14)	2
Net other comprehensive income (loss) after tax, defined benefit plan	43	(42)
Total accumulated other comprehensive income (loss)
Other comprehensive income (loss) before reclassifications	(1,256)	(119)
Amounts reclassified from accumulated other comprehensive loss before tax:
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	(5)	17
Gains on marketable securities, included in financial expenses - net	2	(6)
Loss on derivative financial instruments, included in net revenues	(3)	7
Loss on defined benefit plans, included in various statement of income items	(2)	24
Amounts reclassified from accumulated other comprehensive loss before tax	(8)	42
Net other comprehensive income (loss) before tax	(1,264)	(77)
Income tax related to items of other comprehensive income (loss)	12	3
Net other comprehensive income (loss) after tax	$ (1,252)	$ (74)